INCOME TAXES (Details 1) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Domestic Tax Authority [Member]
Net Operating Loss Carry forward	$ 16,995,825	$ 17,789,382
Less: Deferred Tax Liability	(169,208)	(305,716)
Subtotal	16,826,617	17,483,666
Valuation Allowance	(16,826,617)	(17,483,666)
Deferred Tax Assets, Net	0	0
State and Local Jurisdiction [Member]
Net Operating Loss Carry forward	932,426	2,223,278
Less: Deferred Tax Liability	(34,837)	(68,786)
Subtotal	897,589	2,154,492
Valuation Allowance	(897,589)	(2,154,492)
Deferred Tax Assets, Net	$ 0	$ 0